United States
Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended, March 31, 2010
Check here if Amendment  [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
                                [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:  		Norman Fields, Gottscho Capital Management, LLC
Address: 		444 Madison Avenue Ste 300
                 	New York, NY 10022

13F File Number: 028-11600

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:

Name:  	Rozanne Collura
Title:      Senior Vice President
Phone: 	212-830-8917

Signature, Place, and Date of Signing:

Rozanne Collura
Date:

Report Type (Check only one):
[   X  ]         13F HOLDINGS REPORTS
[        ]         13F NOTICE
[        ]         13F COMBINATION REPORT
List of other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:

Form 13F Information Table Entry Total:     82

Form 13F Information Table Value Total:    130204       (times 1,000)
List of Other Included Managers:
No. 13F File Number   Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101      201     2400 SH       SOLE                                       2400
ASA Limited                    COM              g3156p103     1360    18242 SH       SOLE                                      18242
Abb Ltd Sponsored ADR          COM              000375204      805    36862 SH       SOLE                                      36862
Abbott Laboratories            COM              002824100      767    14564 SH       SOLE                                      14564
Aecom Technology Corp          COM              00766t100     1210    42635 SH       SOLE                                      42635
Alcon Inc                      COM              h01301102     7409    45861 SH       SOLE                                      45861
Amedisys Inc.                  COM              023436108     1842    33365 SH       SOLE                                      33365
American Express Co            COM              025816109      369     8939 SH       SOLE                                       8939
Anglo American Plc ADR         COM              03485p201     2713   124459 SH       SOLE                                     124459
Atlas Energy Inc               COM              049298102      237     7622 SH       SOLE                                       7622
Bank Of New York Co            COM              064058100      784    25395 SH       SOLE                                      25395
Berkshire Hathaway B           COM              084670702     5754    70800 SH       SOLE                                      70800
Boeing Co                      COM              097023105     3440    47379 SH       SOLE                                      47379
Carnival Corp Common           COM              143658300      676    17397 SH       SOLE                                      17397
Check Point Software Tech      COM              m22465104     1696    48376 SH       SOLE                                      48376
Chevron Corporation            COM              166764100     1255    16555 SH       SOLE                                      16555
Children's Place               COM              168905107      535    12000 SH       SOLE                                      12000
Chimera Investment Corp        COM              16934q109      426   109385 SH       SOLE                                     109385
Coca Cola Co                   COM              191216100      264     4800 SH       SOLE                                       4800
Cogent Inc                     COM              19239y108      403    39500 SH       SOLE                                      39500
Conocophillips                 COM              20825c104     2155    42123 SH       SOLE                                      42123
Costco Wholesale Corp          COM              22160k105     5076    85014 SH       SOLE                                      85014
Electro-Optical Sciences       COM              285192100     1186   159825 SH       SOLE                                     159825
Energy Transfer Part LP        COM              29273r109      847    18075 SH       SOLE                                      18075
Enterprise Prod Ptnr LP        COM              293792107     3402    98387 SH       SOLE                                      98387
Exxon Mobil Corp               COM              30231g102      407     6080 SH       SOLE                                       6080
FMC Corp New                   COM              302491303     2708    44730 SH       SOLE                                      44730
Firstenergy Corp               COM              337932107      318     8131 SH       SOLE                                       8131
Ford Motor Co                  COM              345370860      176    14040 SH       SOLE                                      14040
Forest Laboratories            COM              345838106     1000    31895 SH       SOLE                                      31895
General Electric Co            COM              369604103      421    23149 SH       SOLE                                      23149
Google Inc Cl A                COM              38259p508      407      717 SH       SOLE                                        717
Heineken Hold NV EUR1.6        COM              n39338194     1316    29523 SH       SOLE                                      29523
Heineken NV ADR                COM              423012202      521    20250 SH       SOLE                                      20250
Hercules Technology Gr         COM              427096508     2473   233490 SH       SOLE                                     233490
Hershey Company                COM              427866108     1517    35425 SH       SOLE                                      35425
Hess Corporation               COM              42809h107     1529    24444 SH       SOLE                                      24444
ICF Intl Inc                   COM              44925c103     2053    82642 SH       SOLE                                      82642
ITT Corp                       COM              450912100     2205    41132 SH       SOLE                                      41132
Int'l Business Machines        COM              459200101      278     2168 SH       SOLE                                       2168
Johnson & Johnson              COM              478160104     1299    19926 SH       SOLE                                      19926
Johnson Controls Inc           COM              478366107     1592    48250 SH       SOLE                                      48250
KKR Financial Hold             COM              48248a306      503    61300 SH       SOLE                                      61300
Kimberly Clark De Mexico SA DE COM              p60694117     1690   297085 SH       SOLE                                     297085
Kirby Corporation              COM              497266106      382    10000 SH       SOLE                                      10000
Kraft Foods Inc Cl A           COM              50075n104     3461   114467 SH       SOLE                                     114467
L-1 Identity Solutions Inc     COM              50212a106     1529   171215 SH       SOLE                                     171215
Legg Mason Inc                 COM              524901105     1773    61852 SH       SOLE                                      61852
Lender Processing Svs          COM              52602e102     3379    89498 SH       SOLE                                      89498
Leucadia National Corp         COM              527288104     2753   110973 SH       SOLE                                     110973
Lockheed Martin Corp           COM              539830109      365     4388 SH       SOLE                                       4388
Lufkin Industries Inc          COM              549764108     1342    16950 SH       SOLE                                      16950
Market Vectors ETF TR          COM              57060u100     7179   161648 SH       SOLE                                     161648
Millicom Int'l Cellular        COM              l6388f110      671     7525 SH       SOLE                                       7525
Monsanto Co                    COM              61166w101     1854    25961 SH       SOLE                                      25961
Mosaic Co                      COM              61945a107     5282    86923 SH       SOLE                                      86923
Mylan Laboratories Inc         COM              628530107     4073   179349 SH       SOLE                                     179349
Nestle SA-Sponsored ADR        COM              641069406      426     8300 SH       SOLE                                       8300
Novo Nordisk A/S ADR           COM              670100205     1921    24910 SH       SOLE                                      24910
PDL Biopharma Inc              COM              69329y104      500    80540 SH       SOLE                                      80540
Penn Virginia GP               COM              70788p105      769    42065 SH       SOLE                                      42065
Pepsico Inc                    COM              713448108     2441    36891 SH       SOLE                                      36891
Pfizer Inc                     COM              717081103      265    15467 SH       SOLE                                      15467
Pricesmart Inc                 COM              741511109     1018    43783 SH       SOLE                                      43783
Princeton Review Inc           COM              742352107      337    96650 SH       SOLE                                      96650
Procter & Gamble Co            COM              742718109     2557    40420 SH       SOLE                                      40420
Qualcomm Inc                   COM              747525103     1068    25444 SH       SOLE                                      25444
Raytheon Co                    COM              755111507     3451    60409 SH       SOLE                                      60409
Redwood Trust Inc              COM              758075402     1084    70320 SH       SOLE                                      70320
Resource America Inc           COM              761195205      482   100375 SH       SOLE                                     100375
Resource Cap Corp              COM              76120w302      625    92400 SH       SOLE                                      92400
Royal Dutch Shell Plc ADR      COM              780259206      549     9481 SH       SOLE                                       9481
SBA Communications Corp        COM              78388j106      440    12200 SH       SOLE                                      12200
Sino-Forest Corp               COM              82934h101     1677    85530 SH       SOLE                                      85530
Smucker J M Company            COM              832696405     2375    39418 SH       SOLE                                      39418
Southern Co                    COM              842587107      401    12078 SH       SOLE                                      12078
Starbucks Corp                 COM              855244109      336    13863 SH       SOLE                                      13863
U S Bancorp                    COM              902973304     1305    50420 SH       SOLE                                      50420
United Technologies            COM              913017109      236     3200 SH       SOLE                                       3200
Vestas Wind Systems            COM              5964651       2391    43901 SH       SOLE                                      43901
Wal-Mart Stores Inc            COM              931142103      890    16004 SH       SOLE                                      16004
Ishares Barclays Tr Inf                         464287176     1392    13400 SH       SOLE                                      13400